Share capital and other reserves - Other comprehensive income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital
Other reserves.	€ (8,637,000)	€ (3,158,000)	€ (5,890,000)
Fair value adjustment on financial assets held at fair value through other comprehensive income	(3,600,000)	2,500,000	0
Remeasurement of defined benefit obligation	€ (5,000,000)	€ (5,600,000)	€ (5,900,000)